Form N-1A Cover	Jun. 20, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PRIMECAP Odyssey Funds
Entity Central Index Key	0001293967
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 18, 2026
Prospectus Date	Jun. 20, 2026